Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (1)	Average summary compensation table total for non-PEO NEOs (2)	Average compensation actually paid to non-PEO NEOs (2)	Total shareholder return (3)	Net income (in thousands)
2025	$1,237,359	$3,788,386	$1,015,192	$2,287,174	$156	$19,369
2024	$1,739,079	$2,743,670	$1,039,647	$1,752,139	$117	$28,903
2023	$1,484,267	$3,910,533	$879,832	$2,604,177	$168	$26,323

Named Executive Officers, Footnote	The Principal Executive Officer ("PEO") in 2025 was CEO, Mr. Filanowski.The non-PEO NEOs in 2025 were Mr. Del Signore and Mr. Petersen
PEO Total Compensation Amount	$ 1,237,359	$ 1,739,079	$ 1,484,267
PEO Actually Paid Compensation Amount	$ 3,788,386	2,743,670	3,910,533
Adjustment To PEO Compensation, Footnote
Adjustments from Total Compensation to Compensation Actually Paid

The following tables present the requisite adjustments from total compensation, as reported in the Summary Compensation Table, to calculate Compensation Actually Paid to our CEO and other NEO for the fiscal years ended December 31, 2025, 2024 and 2023.

Summary Compensation Table to Compensation Actually Paid to our PEO		2025	2024	2023
Summary Compensation Table - Total Compensation		$1,237,359	$1,739,079	$1,484,267
—	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	(448,460)	(399,994)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards	1,712,831	1,329,338	1,893,923
+	Fair value of awards that vested during the year, measured at vesting date	145,673	435,460	383,328
+	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	692,523	(311,746)	549,009
+	Dividends or dividend equivalents paid on unvested awards, if not already included in SCT	—	—	—
	Compensation Actually Paid	$3,788,386	$2,743,670	$3,910,533

Summary Compensation Table to Compensation Actually Paid to non-PEO NEO		2025	2024	2023
Summary Compensation Table - Total Compensation		$1,015,192	$1,039,647	$879,832
—	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(254,068)	(236,971)	(212,498)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards	1,050,156	842,263	1,366,609
+	Fair value of awards that vested during the year, measured at vesting date	98,680	338,659	310,157
+	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	377,214	(231,458)	260,077
+	Dividends or dividend equivalents paid on unvested awards, if not already included in SCT	—	—	—
	Compensation Actually Paid	$2,287,174	$1,752,139	$2,604,177

Non-PEO NEO Average Total Compensation Amount	$ 1,015,192	1,039,647	879,832
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,287,174	1,752,139	2,604,177
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments from Total Compensation to Compensation Actually Paid

The following tables present the requisite adjustments from total compensation, as reported in the Summary Compensation Table, to calculate Compensation Actually Paid to our CEO and other NEO for the fiscal years ended December 31, 2025, 2024 and 2023.

Summary Compensation Table to Compensation Actually Paid to our PEO		2025	2024	2023
Summary Compensation Table - Total Compensation		$1,237,359	$1,739,079	$1,484,267
—	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	(448,460)	(399,994)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards	1,712,831	1,329,338	1,893,923
+	Fair value of awards that vested during the year, measured at vesting date	145,673	435,460	383,328
+	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	692,523	(311,746)	549,009
+	Dividends or dividend equivalents paid on unvested awards, if not already included in SCT	—	—	—
	Compensation Actually Paid	$3,788,386	$2,743,670	$3,910,533

Summary Compensation Table to Compensation Actually Paid to non-PEO NEO		2025	2024	2023
Summary Compensation Table - Total Compensation		$1,015,192	$1,039,647	$879,832
—	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(254,068)	(236,971)	(212,498)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards	1,050,156	842,263	1,366,609
+	Fair value of awards that vested during the year, measured at vesting date	98,680	338,659	310,157
+	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	377,214	(231,458)	260,077
+	Dividends or dividend equivalents paid on unvested awards, if not already included in SCT	—	—	—
	Compensation Actually Paid	$2,287,174	$1,752,139	$2,604,177

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between (i) the Compensation Actually Paid (“CAP”) to our Principal Executive Officer (“PEO”) and the average CAP to our non-PEO named executive officers (“NEOs”) and (ii) the Company’s cumulative total shareholder return (“TSR”), assuming an initial investment of $100 on December 31, 2022 and the reinvestment of all dividends, for the fiscal years ended December 31, 2023, 2024 and 2025. CAP amounts presented in the graph are expressed in thousands of dollars.

Compensation Actually Paid vs. Net Income
The graph below illustrates the relationship between the PEO and average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ended December 31, 2023, 2024, and 2025. Net income and CAP amounts for the PEO and average Non-PEO NEOs are presented in thousands of dollars.

Total Shareholder Return Amount	$ 156	117	168
Net Income (Loss)	$ 19,369	28,903	26,323
PEO Name	Mr. Filanowski
Additional 402(v) Disclosure
Pay Versus Performance

As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act and SEC rules, we are providing the following information about the relationship of executive compensation actually paid (“Compensation Actually Paid”) or ("CAP") and certain financial performance of our Company. The following table shows the total compensation for our Named Executive Officers ("NEOs") NEOs for the past two fiscal years as set forth in the Summary Compensation Table, the Compensation Actually Paid to our CEO (also referred to as the principal executive officer or “PEO”) and our other non-PEO NEOs, our total shareholder return on a $100 hypothetical investment in our common stock and our net income.
The CAP for the PEO and the average non-PEO NEOs is calculated by taking the Summary Compensation Table values: a) less the grant value of equity granted during the year; b) plus the year-end fair value of unvested equity awards granted during the year; c) plus, for awards granted in prior years that are outstanding and unvested at the end of the year, the difference between the year-end fair value and the immediately prior year-end fair value; d) plus, for awards granted in prior years that vested during the year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value; The tables below illustrate the CAP for the PEO and average non-PEO NEO's.
Financial Performance Measures.

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Adjusted EBITDA
•Cash Flow from Operations
	•Vessel TCE
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount	100
Non-GAAP Measure Description	The amounts shown represent the cumulative total shareholder return of the Company’s common stock, assuming an initial investment of $100 with dividends reinvested, for the periods presented
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow from Operations
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Vessel TCE
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(448,460)	(399,994)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,712,831	1,329,338	1,893,923
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	692,523	(311,746)	549,009
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,673	435,460	383,328
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,068)	(236,971)	(212,498)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,050,156	842,263	1,366,609
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,214	(231,458)	260,077
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,680	338,659	310,157
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0